Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2030 Fund	May 30, 2024
Fidelity Freedom Index 2030 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	8.70%
Annual Return 2017	18.03%
Annual Return 2018	(5.43%)
Annual Return 2019	22.18%
Annual Return 2020	14.36%
Annual Return 2021	10.94%
Annual Return 2022	(16.83%)
Annual Return 2023	15.16%
Fidelity Freedom Index 2030 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020